Regulatory Capital - Summary of Banks Capital Position Compared to Minimum Regulatory Capital Requirements (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Jul. 31, 2013	Mar. 31, 2013
Banking And Thrift [Abstract]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 172,716		$ 168,986
Tier 1 capital (to risk-weighted assets), Actual Amount	169,645		166,486
Core (tier 1) capital (to adjusted total assets), Actual Amount	169,645		166,486
Tier 1 risk-based capital (to adjusted tangible assets), Actual Amount	169,645		166,486
Total risk-based capital (to risk-weighted assets), Actual Ratio	35.67%		40.52%
Tier 1 capital (to risk-weighted assets), Actual Ratio	35.03%		39.92%
Core (tier 1) capital (to adjusted total assets), Actual Ratio	13.41%		16.41%
Tier 1 risk-based capital (to adjusted tangible assets), Actual Ratio	13.41%		16.41%
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Amount	38,740		33,366
Tier 1 capital (to risk-weighted assets), Minimum Capital Adequacy Amount	19,370		16,683
Core (tier 1) capital (to adjusted total assets), Minimum Capital Adequacy Amount	50,586		40,591
Tier 1 risk-based capital (to adjusted tangible assets), Minimum Capital Adequacy Amount	18,970		15,222
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Ratio	8.00%		8.00%
Tier 1 capital (to risk-weighted assets), Minimum Capital Adequacy Ratio	4.00%	4.50%	4.00%
Core (tier 1) capital (to adjusted total assets), Minimum Capital Adequacy Ratio	4.00%		4.00%
Tier 1 risk-based capital (to adjusted tangible assets), Minimum Capital Adequacy Ratio	1.50%		1.50%
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount	48,426		41,708
Tier 1 capital (to risk-weighted assets), For Classification as Well-Capitalized Amount	29,055		25,025
Core (tier 1) capital (to adjusted total assets), For Classification as Well-Capitalized Amount	63,233		50,738
Tier 1 risk-based capital (to adjusted tangible assets), For Classification as Well-Capitalized Amount
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio	10.00%		10.00%
Tier 1 capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio	6.00%		6.00%
Core (tier 1) capital (to adjusted total assets), For Classification as Well-Capitalized Ratio	5.00%		5.00%
Tier 1 risk-based capital (to adjusted tangible assets), For Classification as Well-Capitalized Ratio